Other assets	12 Months Ended
Dec. 31, 2018
Other Assets1 [Abstract]
Other assets
Other assets

	2018	2017
	$	$

Low-grade stockpile	18,237	11,727
Debt service reserve account (Note 10)	13,736	12,918
Loan receivable, including accrued interest	5,053	7,718
Reclamation deposits	2,485	2,353
Derivative instruments at fair value (Note 14)	—	2,768
Other	840	2,364
	40,351	39,848

The current portion of derivative instruments at fair value of $1 million (December 31, 2017 - $6 million) is recorded in Accounts receivable, prepaids and other on the Company's balance sheet.